Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes To Financial Statements [Abstract]
Estimated useful life of capitalized costs incurred relating to the construction of the Company's cable system infrastructure, minimum (in years)	10Y
Estimated useful life of capitalized costs incurred relating to the construction of the Company's cable system infrastructure, maximum (in years)	25Y
Estimated useful life of capitalized costs incurred relating to the construction of the Company's headend facilities, minimum (in years)	4Y
Estimated useful life of capitalized costs incurred relating to the construction of the Company's headend facilities, maximum (in years)	25Y
Amortization period for new connections for residence wiring to the home (in years)	5Y
Amortization period for new connections for feeder cable to the home (in years)	12Y
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,926,474	$ 10,902,828
Accumulated depreciation and amortization	(8,564,884)	(8,000,912)
Total property, plant and equipment, net	3,361,590	2,901,916
Depreciation expense on property, plant and equipment including capital leases	859,750	897,539	921,234
Impairment charges of property, plant and equipment	1,803	1,436	1,067
Equipment and related accumulated amortization recorded under capital lease [Abstract]
Equipment	42,790	42,670
Accumulated amortization	(21,325)	(19,185)
Total equipment under capital leases, net	21,465	23,485
Customer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,293,637	2,051,840
Property, plant and equipment estimated useful life, minimum (in years)	3
Property, plant and equipment estimated useful life, maximum (in years)	5
Headends and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,024,480	830,223
Property, plant and equipment estimated useful life, minimum (in years)	4
Property, plant and equipment estimated useful life, maximum (in years)	25
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	655,953	606,481
Property, plant and equipment estimated useful life, minimum (in years)	5
Property, plant and equipment estimated useful life, maximum (in years)	10
Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,558,949	5,135,750
Property, plant and equipment estimated useful life, minimum (in years)	3
Property, plant and equipment estimated useful life, maximum (in years)	25
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,255,762	1,180,023
Property, plant and equipment estimated useful life, minimum (in years)	2
Property, plant and equipment estimated useful life, maximum (in years)	10
Construction in Progress (including materials and supplies) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	68,138	68,528
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	160,221	157,902
Property, plant and equipment estimated useful life, minimum (in years)	3
Property, plant and equipment estimated useful life, maximum (in years)	12
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	196,485	196,109
Property, plant and equipment estimated useful life, minimum (in years)	4
Property, plant and equipment estimated useful life, maximum (in years)	18
Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	246,393	224,675
Property, plant and equipment estimated useful life, minimum (in years)	10
Property, plant and equipment estimated useful life, maximum (in years)	40
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	438,554	432,513
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 27,902	$ 18,784